Delaware Investments
A member of Lincoln Financial Group

2005 Market Street
Philadelphia, PA 19103

1933 Act Rule 497(j)
File No. 2-28871
1940 Act File No. 811-1485

November 3, 2004

Filed via EDGAR (CIK #0000027937)
______________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: File No. 33-11419
     DELAWARE GROUP EQUITY FUNDS III
     DELAWARE AMERICAN SERVICES FUND
     DELAWARE SMALL CAP GROWTH FUND
     DELAWARE TREND FUND
     ___________________________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No.71, the most recent Post-Effective Amendment of Delaware Group Equity Funds III. Post-Effective Amendment No. 71 was filed electronically with the Commission on October 28, 2005 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

Anthony G. Ciavarelli

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Anthony G. Ciavarelli
Vice President/Associate General Counsel/
Assistant Secretary